8. Property and Equipment	3 Months Ended
Dec. 31, 2013
Notes
8. Property and Equipment

8.                   Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets, which range between 3 and 7 years.  Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the terms of the lease.  Equipment leased to customers is depreciated over the 3-year estimated useful lives of the related equipment, regardless of whether the equipment is leased to a customer or remaining in stock, and is recorded in cost of revenues for CareServices.  Expenditures for maintenance and repairs are expensed as incurred.  Upon the sale or disposal of property and equipment, any gains or losses are included in the results of operations. Property and equipment consists of the following as of:

	December 31, 2013	September 30, 2013
Equipment leased to customers	$ 389,492	$ 389,492
Equipment	261,521	255,339
Leasehold improvements	148,834	145,147
Software	91,587	87,361
Furniture	70,407	32,855
Total gross property and equipment	961,841	910,194

Accumulated depreciation and amortization	(394,018)	(339,834)

Property and equipment, net	$ 567,823	$ 570,360

Depreciation expense for the three months ended December 31, 2013 and 2012 was $54,185 and $61,511, respectively.